Pioneer ILS Interval Fund

Schedule of Investments | January 31, 2020

Ticker Symbol: XILSX

Schedule of Investments | 1/31/20 (unaudited)

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 98.3%
	INSURANCE-LINKED SECURITIES - 98.3% of Net Assets(a)
	Event Linked Bonds - 14.0%
	Earthquakes - California - 0.3%
1,000,000(b)	Ursa Re, 5.046% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$991,000
250,000(b)	Ursa Re, 6.916% (3 Month U.S. Treasury Bill + 537 bps), 12/10/20 (144A)	247,150
300,000(b)	Ursa Re, 7.296% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	299,340
250,000(b)	Ursa Re, 7.546% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	247,700
		$1,785,190
	Earthquakes - Chile - 0.1%
500,000(b)	International Bank for Reconstruction & Development, 4.21% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$492,800
	Earthquakes - Colombia - 0.1%
500,000(b)	International Bank for Reconstruction & Development, 4.71% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$496,750
	Earthquakes - Japan - 0.6%
1,250,000(b)	Kizuna Re II, 3.421% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$1,241,250
750,000(b)	Kizuna Re II, 4.046% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	743,700
800,000(b)	Nakama Re, 3.805% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	796,080
1,750,000(b)	Nakama Re, 4.74% (3 Month USD LIBOR + 300 bps), 4/13/23 (144A)	1,726,025
		$4,507,055
	Earthquakes - Mexico - 0.1%
500,000(b)	International Bank for Reconstruction & Development, 9.96% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A)	$500,100
	Earthquakes - Peru - 0.1%
700,000(b)	International Bank for Reconstruction & Development, 7.71% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$694,050
	Earthquakes - U.S. Regional - 0.2%
1,500,000(b)	Merna Re, 3.546% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A)	$1,496,400
	Multiperil - Japan - 0.3%
750,000(b)	Akibare Re, 3.79% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$684,975
2,250,000(b)	Akibare Re, 3.79% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	2,148,750
		$2,833,725
	Multiperil - U.S. - 6.6%
2,750,000(b)	Bowline Re, 6.041% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$2,740,375
2,500,000(b)	Buffalo Re, 4.988% (6 Month USD LIBOR + 342 bps), 4/7/20 (144A)	2,481,250
1,000,000(b)	Buffalo Re, 8.738% (6 Month USD LIBOR + 717 bps), 4/7/20 (144A)	996,500
250,000(b)	Caelus Re IV, 6.791% (3 Month U.S. Treasury Bill + 525 bps), 3/6/20 (144A)	250,000
250,000(b)	Caelus Re V, 4.671% (3 Month U.S. Treasury Bill + 313 bps), 6/5/20 (144A)	245,900
750,000(b)	Caelus Re V, 12.441% (3 Month U.S. Treasury Bill + 1,090 bps), 6/7/21 (144A)	532,500
1,000,000(b)	Fortius Re, 4.913% (6 Month USD LIBOR + 342 bps), 7/7/21 (144A)	997,500
16,500,000(b)	Kilimanjaro Re, 6.64% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	16,282,200
250,000(b)	Kilimanjaro Re, 6.66% (3 Month USD LIBOR + 494 bps), 5/5/23 (144A)	247,125
500,000(b)	Kilimanjaro Re, 15.31% (3 Month USD LIBOR + 1,361 bps), 5/6/22 (144A)	492,250
2,000,000(b)	Kilimanjaro II Re, 7.909% (6 Month USD LIBOR + 600 bps), 4/20/21 (144A)	1,998,800
1,050,000(b)	Kilimanjaro II Re, 7.929% (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	1,036,350
2,000,000(b)	Kilimanjaro II Re, 9.519% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	2,000,000
1,000,000(b)	Kilimanjaro II Re, 9.539% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	990,500
3,300,000(b)	Kilimanjaro II Re, 12.219% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	3,276,900
650,000(b)	Residential Reinsurance 2016, 5.516% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	646,880
2,500,000(b)	Residential Reinsurance 2016, 6.976% (3 Month U.S. Treasury Bill + 543 bps), 12/6/20 (144A)	2,456,750
1,250,000(b)	Residential Reinsurance 2016, 13.066% (3 Month U.S. Treasury Bill + 1,152 bps), 6/6/20 (144A)	62,500
250,000(b)	Residential Reinsurance 2017, 4.716% (3 Month U.S. Treasury Bill + 317 bps), 6/6/21 (144A)	248,250
1,000,000(b)	Residential Reinsurance 2017, 7.306% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)	974,400
250,000(b)	Residential Reinsurance 2017, 14.266% (3 Month U.S. Treasury Bill + 1,272 bps), 12/6/21 (144A)	244,500
250,000(c)	Residential Reinsurance 2018, 3/6/20 (144A)	2,000
1,000,000(b)	Residential Reinsurance 2018, 12.546% (3 Month U.S. Treasury Bill + 1,100 bps), 12/6/22 (144A)	979,300
250,000(c)	Residential Reinsurance 2019, 12/6/20 (144A)	194,500
2,250,000(b)	Residential Reinsurance 2019, 13.046% (3 Month U.S. Treasury Bill + 1,150 bps), 12/6/23 (144A)	2,252,475
10,050,000(b)	Sanders Re, 4.591% (6 Month USD LIBOR + 299 bps), 12/6/21 (144A)	9,794,730
1,500,000(b)	Spectrum Capital, 7.345% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	1,495,500
250,000(b)	Tailwind Re 2017-1, 8.906% (3 Month U.S. Treasury Bill + 736 bps), 1/8/22 (144A)	251,125
250,000(b)	Tailwind Re 2017-1, 10.646% (3 Month U.S. Treasury Bill + 910 bps), 1/8/22 (144A)	252,250
		$54,423,310
	Multiperil - U.S. & Canada - 0.6%
5,000,000(b)	Mona Lisa Re, Series B, 9.546% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$4,991,500
	Multiperil - U.S. Regional - 0.9%
3,350,000(b)	Long Point Re III, 4.296% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$3,309,800
4,000,000(b)	Matterhorn Re, 5.0% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	4,000,000
		$7,309,800
	Multiperil - Worldwide - 0.6%
1,000,000(b)	Galilei Re, 7.254% (6 Month USD LIBOR + 568 bps), 1/8/21 (144A)	$998,000

	Principal
	Amount
	USD ($)		Value
		Multiperil - Worldwide - (continued)
	250,000(b)	Galilei Re, 7.454% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)	$ 250,125
	500,000(b)	Galilei Re, 10.204% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	495,750
	500,000(b)	Galilei Re, 15.414% (6 Month USD LIBOR + 1,384 bps), 1/8/21 (144A)	498,950
	250,000(b)	Galileo Re, 9.228% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	246,050
	2,250,000(b)	Kendall Re, 6.998% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	2,202,750
			$4,691,625
		Pandemic - Worldwide - 0.5%
	2,050,000(b)	International Bank for Reconstruction & Development, 8.373% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$2,039,750
	3,050,000(b)	International Bank for Reconstruction & Development, 12.973% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	1,906,250
			$3,946,000
		Wildfire - California - 0.0%†
	2,000,000(b)	Cal Phoenix Re, 2.205% (3 Month USD LIBOR + 750 bps), 8/13/21 (144A)	$40,000
		Windstorm - Florida - 0.6%
	1,750,000(b)	Casablanca Re, 6.623% (6 Month USD LIBOR + 486 bps), 6/4/20 (144A)	$1,767,500
	750,000(b)	Integrity Re, 4.754% (6 Month USD LIBOR + 328 bps), 6/10/20 (144A)	746,025
	750,000(b)	Integrity Re, 5.564% (3 Month USD LIBOR + 401 bps), 6/10/22 (144A)	738,750
	1,950,000(b)	Sanders Re, 4.824% (6 Month USD LIBOR + 314 bps), 6/5/20 (144A)	1,951,560
			$5,203,835
		Windstorm - Massachusetts - 0.3%
	2,600,000(b)	Cranberry Re, 3.46% (6 Month USD LIBOR + 198 bps), 7/13/20 (144A)	$2,596,100
		Windstorm - Texas - 0.8%
	3,750,000(b)	Alamo Re, 5.021% (3 Month U.S. Treasury Bill + 348 bps), 6/7/21 (144A)	$3,727,125
	3,100,000(b)	Alamo Re, 5.351% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	3,113,950
			$6,841,075
		Windstorm - U.S. Multistate - 0.0%†
	1,000,000(b)	Citrus Re, 1.641% (3 Month U.S. Treasury Bill + 10 bps), 2/25/21 (144A)	$300,000
		Windstorm - U.S. Regional - 1.3%
	2,250,000(b)	Cape Lookout Re, 5.791% (1 Month U.S. Treasury Bill + 425 bps), 2/25/22 (144A)	$2,243,250
EUR	500,000(b)	Hexagon II, 4.751% (3 Month EURIBOR + 515 bps), 1/17/24 (144A)	555,625
	4,000,000(b)	Matterhorn Re, 9.046% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	4,004,000
	4,000,000(b)	Matterhorn Re 2020-2, 6.25% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	4,000,000
			$10,802,875
		Total Event Linked Bonds	$113,952,190

	Face
	Amount
	USD ($)		Value
		Collateralized Reinsurance - 21.3%
		Earthquakes - California - 0.3%
	2,500,000+(d)	Adare Re 2020, 1/31/21	$2,511,076
		Multiperil - Australia - 0.0%
AUD	3,000,000+(d)	EC0015 Re, 7/31/20	$ –
		Multiperil - U.S. - 2.6%
	10,000,000+(d)	Kingsbarn Re 2017, 5/19/20	$10,000
	15,703,476+(d)	Kingsbarn Re 2018, 5/19/20	15,704
	14,900,000+(d)	Kingsbarn Re 2019, 5/31/20	15,079,349
	4,994,779+(d)	Maidstone Re 2018, 1/15/21	1,667,257
	3,062,750+(d)	Riviera Re 2017, 4/15/20	393,257
	11,084,286+(d)	Riviera Re 2018-2, 4/15/20	3,640,271
			$20,805,838
		Multiperil - U.S. Regional - 0.3%
	8,916,652+(d)	Ailsa Re 2018, 6/15/20	$431,566
	2,500,000+(d)	Ocean View Re 2019, 6/30/20	2,522,729
			$2,954,295
		Multiperil - Worldwide - 16.5%
	10,000,000+(d)	Cerulean Re 2018-B1, 7/31/20	$2,767,000
	2,150,000+(d)	Cerulean Re 2019-C1, 7/31/20	2,040,780
	4,600,000+(d)	Claredon Re 2019, 1/31/20	4,701,200
	4,537,500+(d)	Cyprus Re 2017, 1/10/21	82,583
	11,935,217+(d)	Dartmouth Re 2018, 1/15/21	3,926,686
	7,030,140+(d)	Dartmouth Re 2019, 1/31/20	7,030,140
	269,860+(d)	Dartmouth Re 2020, 2/28/21	211,886
	1,250,000+(d)	Dingle Re 2019, 2/1/21	1,275,657
	10,240,739+(d)	Gloucester Re 2018, 2/28/20	4,454,721
	3,940,000+(d)	Gloucester Re 2019, 2/28/20	4,026,690
	4,587,652+(d)	Kilarney Re 2018, 4/15/20	2,315,847
	5,400,000+(d)	Kingston Heath Re 2020, 2/28/21	4,638,389
	36,000+(d)	Limestone Re 2016-1, 8/31/21	29,020
	82,000+(d)	Limestone Re 2016-1, 8/31/21	66,100
	23,200,000+(d)	Limestone Re 2019-2, 3/1/23 (144A)	23,856,560
	1,539,000+(d)	Limestone Re 2020-1, 3/1/24 (144A)	1,545,156
	5,273,540+(d)	Lindrick Re 2018, 6/15/20	4,908,430
	10,380,000+(d)	Merion Re 2018-1, 12/31/21	659,130
	10,780,416+(d)	Merion Re 2019-1, 12/31/22	11,017,585

Face
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
5,701,152+(d)	Mid Ocean Re 2019, 7/31/20	$5,631,503
12,000,000+(d)	Old Head Re 2020, 12/31/23	9,370,620
7,333,436+(d)	Oyster Bay Re 2018, 1/15/21	6,655,827
4,100,000+(d)	Resilience Re, 4/6/20 (144A)	410
5,000,000+(d)	Resilience Re, 5/1/20	500
15,658,450+(d)	Seminole Re 2018, 1/15/21	3,045,569
3,942,857+(d)	Seminole Re 2019, 1/31/21	4,023,676
15,546,234+(d)	Walton Health Re 2018, 6/15/20	7,773,117
8,050,000+(d)	Walton Health Re 2019, 6/30/20	7,530,160
4,300,000+(d)	Wentworth Re 2019-2, 7/31/20	4,087,354
7,800,000+(d)	Wentworth Re 2020-1, 12/31/23	6,542,566
		$134,214,862
	Windstorm - Florida - 0.8%
2,921,065+(d)	Formby Re 2018, 3/31/20	$23,953
8,569,000+(d)	Formby Re 2018, 2/28/21	2,715,210
5,500,405+(d)	Portrush Re 2017, 6/15/20	3,509,808
8,260,350+(d)	Portrush Re 2019, 7/1/20	13,983
		$6,262,954
	Windstorm - U.S. Regional - 0.8%
2,350,000+(d)	Oakmont Re 2017, 4/15/20	$69,090
1,017,500+(d)	Oakmont Re 2019, 4/30/20	704,427
12,500,000+(d)	Resilience Re, 6/8/20 (144A)	6,062,500
		$6,836,017
	Total Collateralized Reinsurance	$173,585,042
	Industry Loss Warranties - 0.6%
	Multiperil - U.S. - 0.6%
5,500,000+(d)	Scotscraig Re 2020, 1/31/21	$4,965,813
	Total Industry Loss Warranties	$4,965,813
	Reinsurance Sidecars - 62.4%
	Multiperil - U.S. - 8.0%
2,000,000+(d)	Carnoustie Re 2015, 7/31/20	$6,400
5,000,000+(d)	Carnoustie Re 2016, 11/30/20	135,000
12,500,000+(d)	Carnoustie Re 2017, 11/30/21	1,698,125
19,406,338+(d)	Carnoustie Re 2018, 12/31/21	217,351
15,128,863+(d)	Carnoustie Re 2019, 12/31/22	17,487,453
14,673,432+(d)	Castle Stuart Re 2018, 12/1/21	12,375,573
33,700,000+(e)	Harambee Re 2018, 12/31/21	2,190,500
27,831,163+(e)	Harambee Re 2019, 12/31/22	30,906,506
425,004+(d)	Sector Re V, Series 7, Class F, 3/1/22 (144A)	61,228
1,900,011+(d)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	303,160
		$65,381,296
	Multiperil - U.S. Regional - 0.2%
5,110,275+(d)	EC0009 Re, 12/31/20	$1,344,002
	Multiperil - Worldwide - 54.2%
1,050,000+(d)	Alturas Re 2019-1, 3/10/23 (144A)	$ 1,198,575
7,000,000+(d)	Alturas Re 2019-2, 3/10/22	7,655,900
1,900,000+(d)	Alturas Re 2019-3, 9/12/23	2,078,980
530,000+(d)	Alturas Re 2020-1, 3/10/23 (144A)	533,127
2,244,000+(d)	Alturas Re 2020-2, 3/10/23	2,258,586
2,100,000+(d)	Arlington Re 2015, 2/1/20	102,060
4,000,000+(d)	Bantry Re 2016, 3/31/20	322,400
9,006,108+(d)	Bantry Re 2017, 3/31/20	2,126,342
20,980,295+(d)	Bantry Re 2018, 12/31/21	239,175
22,000,000+(d)	Bantry Re 2019, 12/31/22	23,289,200
4,874,067+(d)	Bantry Re 2020, 12/31/23	4,911,599
5,299,000+(d)	Berwick Re 2017-1, 2/1/20	175,397
53,833,776+(d)	Berwick Re 2018-1, 12/31/21	6,551,571
38,460,846+(d)	Berwick Re 2019-1, 12/31/22	40,053,665
12,600,000+(e)	Blue Lotus Re 2018, 12/31/21	13,831,020
3,000,000+(d)	EC0016 Re, 6/20/20	2,991,000
400,000+(d)	Eden Re II, 3/22/22 (144A)	525,204
845,567+(d)	Eden Re II, 3/22/22 (144A)	952,626
236,658+(d)	Eden Re II, 3/22/23 (144A)	773,872
23,400,000+(d)	Eden Re II, 3/22/24 (144A)	23,634,000
7,000,000+(d)	Gleneagles Re 2016, 11/30/20	218,400
19,900,000+(d)	Gleneagles Re 2017, 11/30/21	3,950,150
21,917,000+(d)	Gleneagles Re 2018, 12/31/21	2,592,781
19,436,692+(d)	Gleneagles Re 2019, 12/31/22	21,156,824
47,710,184+(d)	Gullane Re 2018, 12/31/21	44,776,139
1,439,000+(d)	Limestone Re 2018, 3/1/22	3,155,151
3,250,000+(e)	Lion Rock Re 2019, 1/31/20	3,585,725
19,500,000+(e)	Lorenz Re 2018, 7/1/21	1,979,250
13,577,448+(e)	Lorenz Re 2019, 6/30/22	12,010,611
44,514,882+(d)	Merion Re 2018-2, 12/31/21	45,770,202

Face
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
4,700,000+(e)	NCM Re 2018, 12/31/21	$299,672
1,941,681+(e)	NCM Re 2019, 12/31/22	428,723
2,000,000+(d)	Pangaea Re 2015-1, 2/1/20	2,616
6,000,000+(d)	Pangaea Re 2015-2, 5/29/20	8,945
5,220,000+(d)	Pangaea Re 2016-1, 11/30/20	11,587
20,000,000+(d)	Pangaea Re 2016-2, 11/30/20	59,522
17,000,000+(d)	Pangaea Re 2017-1, 11/30/21	273,700
33,250,000+(d)	Pangaea Re 2017-3, 5/31/22	1,695,437
12,750,000+(d)	Pangaea Re 2018-1, 12/31/21	749,700
17,500,000+(d)	Pangaea Re 2018-3, 7/1/22	363,010
12,750,000+(d)	Pangaea Re 2019-1, 2/1/23	265,678
16,380,464+(d)	Pangaea Re 2019-3, 7/1/23	15,933,277
17,538,941+(d)	Pangaea Re 2020-1, 2/1/24	17,661,375
1,755,061+(d)	Sector Re V, Series 8, Class A, 3/1/23 (144A)	679,118
2,632,556+(d)	Sector Re V, Series 8, Class B, 3/1/23 (144A)	1,031,774
4,320,248+(d)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	2,968,887
13,114+(d)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	802,420
4,953+(d)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	218,247
5,137,617+(d)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	4,157,933
2,362,383+(d)	Sector Re V, Series 9, Class B, 3/1/24 (144A)	1,911,425
1,000,000+(d)	Sector Re V, Series 9, Class C, 12/1/24 (144A)	1,019,858
2,879,752+(d)	Sector Re V, Series 9, Class D, 12/1/24 (144A)	2,936,939
8,650,072+(d)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	10,006,168
5,000,000+(d)	St. Andrews Re 2017-1, 2/1/20	339,000
7,760,968+(d)	St. Andrews Re 2017-4, 6/1/20	763,679
33,083,230+(d)	Sussex Re 2020-1, 12/31/22	33,364,437
24,000,000+(e)	Thopas Re 2018, 12/31/21	1,778,400
16,586,501+(e)	Thopas Re 2019, 12/31/22	16,689,337
5,908,556+(e)	Thopas Re 2020, 12/31/23	5,908,556
20,000,000+(d)	Versutus Re 2017, 11/30/21	340,000
35,000,000+(d)	Versutus Re 2018, 12/31/21	–
30,889,158+(d)	Versutus Re 2019-A, 12/31/21	2,699,712
1,188,665+(d)	Versutus Re 2019-B, 12/31/21	103,889
27,500,000+(e)	Viribus Re 2018, 12/31/21	1,520,750
11,676,844+(e)	Viribus Re 2019, 12/31/22	14,417,399
2,549,923+(e)	Viribus Re 2020, 12/31/23	2,582,052
40,641,287+(d)	Woburn Re 2018, 12/31/21	8,136,386
17,003,469+(d)	Woburn Re 2019, 12/31/22	17,590,089
		$443,119,229
	Total Reinsurance Sidecars	$509,844,527
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $846,154,463)	$802,347,572
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.3%
	(Cost $846,154,463)	$802,347,572
	OTHER ASSETS AND LIABILITIES - 1.7%	$14,264,038
	NET ASSETS - 100.0%	$816,611,610

bps	Basis Points.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2020, the value of these securities amounted to $199,131,377, or 24.4% of net assets.

†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Securities are restricted as to resale.
(b)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2020.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Issued as participation notes.
(e)	Issued as preference shares.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	556,682	EUR	(500,000)	JPMorgan Chase Bank NA	2/12/20	$2,065
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$2,065

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

AUD	-	Australian Dollar
EUR	-	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3		Total
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	$–	$–	$2,511,076		$2,511,076
Multiperil - Australia	–	–	–	*	–	*
Multiperil - U.S.	–	–	20,805,838		20,805,838
Multiperil - U.S. Regional	–	–	2,954,295		2,954,295
Multiperil - Worldwide	–	–	134,214,862		134,214,862
Windstorm - Florida	–	–	6,262,954		6,262,954
Windstorm - U.S. Regional	–	–	6,836,017		6,836,017
Industry Loss Warranties
Multiperil - U.S.	–	–	4,965,813		4,965,813
Reinsurance Sidecars
Multiperil - U.S.	–	–	65,381,296		65,381,296
Multiperil - U.S. Regional	–	–	1,344,002		1,344,002
Multiperil - Worldwide	–	–	443,119,229		443,119,229
All Other Insurance-Linked Securities	–	113,952,190	–		113,952,190
Total Investments in Securities	$–	$113,952,190	$688,395,382		$802,347,572
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$–	$2,065	$–		$2,065
Total Other Financial Instruments	$–	$2,065	$–		$2,065

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 10/31/19	$712,374,496
Realized gain (loss)	(4,762,313)
Change in unrealized appreciation (depreciation)	9,810,561
Accrued discounts/premiums	(1,975)
Purchases	131,262,373
Sales	(160,287,760)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 1/31/20	$688,395,382

*	Transfers are calculated on the beginning of period value. During the three months ended January 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2020: $8,563,799.